Fair Value Measurement - Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3) (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Issuance of Series AB preferred warrant	$ 4,000
Increase for fair value adjustment of warrant liability	593
Decrease for fair value adjustment of exercised warrant	(1,472)
Ending balance	$ 3,121
Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance		$ 443	$ 1,262
Ending balance			443
Level 3 [Member] | Warranty Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Decrease for fair value adjustment			(17)
Level 3 [Member] | Capital Royalty Partners Term Loan [Member] | Derivative Financial Instruments, Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Decrease for fair value adjustment		(387)	(208)
Level 3 [Member] | WCAS Capital Partners IV, L.P. [Member] | Derivative Financial Instruments, Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Decrease for fair value adjustment		$ (56)	$ (594)